Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	Year ended December 31,
Net change in non-cash working capital items:	2023	2022
Accounts receivable	$6,918	$(1,870)
Inventories	(5,269)	(1,709)
Other assets	(11,694)	(13,836)
Accounts payable and accrued liabilities	1,673	(614)
	$(8,372)	$(18,029)

Non-cash investing and financing activities:
Additions to property, plant and equipment by leases	$20,019	$11,666
Non-cash increase in accounts payable in relation to capital expenditures	28,851	10,311
Change in mineral properties, plant and equipment from change in estimates for provision for rehabilitation and closure costs	3,119	1,354